Regulatory Capital - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015	Jan. 01, 2019
Capital Conservation Buffer, Phase in Amount
Capital Conservation Buffer, Phase in Amount	0.625%
Capital Conservation Buffer, Phase-in, Number of years	4 years
Scenario, Forecast [Member]
Capital Conservation Buffer, Phase in Amount
Capital Conservation Buffer, Maximum Percentage		2.50%